UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ]adds new holdings entries.

Name:     John Hancock Life Insurance Company (U.S.A.)
Address:  601 Congress Street
          Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maureen Milet
Title: Vice President & Chief Compliance Officer-Investments
Phone: (617) 572-0203


            Maureen Milet       Boston, MA            February 25, 2013
            -------------       -------------         -----------------
            [Signature]         [City, State]         [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:    NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       93

Form 13F Information Table Value Total:                  US $305,441 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime life Assurance

                                                             Shares
                          Title       CUSIP         Value    or Prn   SH/ Put/  Investment    Other            VOTING AUTHORITY
Name of Issuer            of Class    Number      (x$1000)   Amount   PRN Call  Discretion    Manager         SOLE   SHARED   NONE
AMR CORP                  COM         001765106         46      3,597 SH        SOLE                        3,597          0    0
ABER DIAMOND CORP         COM         002893105        856     20,500 SH        DEFINED         1               0     20,500    0
AGNICO EAGLE MINES, LTD.  COM         008474108        590     30,200 SH        DEFINED         1               0     30,200    0
AETERNA LABS              SUB VTG SH  007975105        143     16,500 SH        DEFINED         1               0     16,500    0
ALCAN INC                 COM         013716105      5,683     97,500 SH        DEFINED         1               0     97,500    0
ALLIANCE ATLANTIS         COM         01853E204        356     14,300 SH        DEFINED         1               0     14,300    0
AMPEX CORP.               COM         032092108         16      9,320 SH        SOLE                        9,320          0    0
ANGIOTECH PHARM           COM         034918102        954     29,800 SH        DEFINED         1               0     29,800    0
BALLARD POWER SYSTEMS     COM         05858H104        539     42,400 SH        DEFINED         1               0     42,400    0
BANK OF MONTREAL          COM         063671101     18,417    339,600 SH        DEFINED         1               0    339,600    0
BANK OF NOVA SCOTIA       COM         064149107     20,631    291,400 SH        DEFINED         1               0    291,400    0
BARRICK GOLD              COM         067901108      5,270    170,000 SH        DEFINED         1               0    170,000    0
BCE INC.                  COM         05534B109      8,565    296,350 SH        DEFINED         1               0    296,350    0
BEMA GOLD                 COM         08135F107        615    127,600 SH        DEFINED         1               0    127,600    0
BENNETT ENVIRONMENTAL     COM         181906109        108      6,500 SH        DEFINED         1               0      6,500    0
BOARDWALK EQUITIES        COM         096613104        219     12,400 SH        DEFINED         1               0     12,400    0
BRASCAN CORP              COM         10549P606     10,460    200,000 SH        DEFINED         1               0    200,000    0
BROOKFIELD PPTYS          COM         112900105      1,137     28,009 SH        DEFINED         1               0     28,009    0
CALPINE POWER             COM         131347906      6,004    488,500 SH        DEFINED         1               0    488,500    0
CAMBIOR INC               COM         131347906        356     86,400 SH        DEFINED         1               0     86,400    0
CDN IMP BK OF COMMERCE    COM         136069101     20,205    295,400 SH        DEFINED         1               0    295,400    0
CANADIAN NATIONAL RY      COM         136375102      8,301    162,000 SH        DEFINED         1               0    162,000    0
CANWEST GLOBAL COMM       COM         138906300        419     35,973 SH        DEFINED         1               0     35,973    0
CHC HELICOPTER CORP       COM         12541C203        234      6,500 SH        DEFINED         1               0      6,500    0
COINSTAR INC.             COM         19259P300        553     35,000 SH        SOLE                       35,000          0    0
CORUS                     COM         220874101        407     14,700 SH        DEFINED         1               0     14,700    0
CREO INC                  COM         13566G509        219     17,800 SH        DEFINED         1               0     17,800    0
DOREL INDUSTRIES          COM         25822C205        457     10,300 SH        DEFINED         1               0     10,300    0
ENBRIDGE INC.             COM         29250N105     15,953    299,300 SH        DEFINED         1               0    299,300    0
ELDORADO GOLD CORP        COM         284902103        343     91,100 SH        DEFINED         1               0     91,100    0
ENERPLUS RES FUND         COM         29274D604      5,505    143,200 SH        DEFINED         1               0    143,200    0
EXTENDICARE INC.          COM         30224T871        327     21,800 SH        DEFINED         1               0     21,800    0
FAIRFAX FIN SRV           COM         303901102        937      4,600 SH        DEFINED         1               0      4,600    0
FIRSTSERVICE CORP         COM         33761N109        154      4,900 SH        DEFINED         1               0      4,900    0
FNX MINING                COM         30253R101        121     17,000 SH        DEFINED         1               0     17,000    0
FOUR SEASONS HOTELS       SUB VTG SH  35100E104        593      8,506 SH        DEFINED         1               0      8,506    0
GSI LUMONICS              COM         345426100        267     14,600 SH        DEFINED         1               0     14,600    0
GILDAN ACTIVWEAR          SUB VTG SH  375916103        341      8,300 SH        DEFINED         1               0      8,300    0
GLAMIS GOLD, LTD.         COM         376775102      1,090     46,600 SH        DEFINED         1               0     46,600    0
GOLDCORP INC              COM         380956409      1,315     67,800 SH        DEFINED         1               0     67,800    0
GROUPE CGI                SUB VTG SH  39945C109        764     89,300 SH        DEFINED         1               0     89,300    0
GOLDEN STAR RES           COM         38119T104        451     47,800 SH        DEFINED         1               0     47,800    0
GOLDEN STATE VINTNERS     COM         38121K208      4,743    658,695 SH        SOLE                      658,695          0    0
HAWAIIAN HOLDINGS         COM         419879101      2,059    534,689 SH        SOLE                      534,689          0    0
HUMMINGBIRD COMMUN        COM         44544R101        187      6,300 SH        DEFINED         1               0      6,300    0
ID BIOMEDICAL             COM         44936D108        190     13,000 SH        DEFINED         1               0     13,000    0
IAMGOLD                   COM         450913108        447     52,100 SH        DEFINED         1               0     52,100    0
INTERTAPE POLYMER         COM         460915200        186     14,600 SH        DEFINED         1               0     14,600    0
INTRAWEST CORP.           COM         460915200        386     17,100 SH        DEFINED         1               0     17,100    0
IPSCO INC.                COM         462622101        425     17,100 SH        DEFINED         1               0     17,100    0
IVANHOE MINES LTD         COM         46579N103        448     61,000 SH        DEFINED         1               0     61,000    0
IVANHOE ENERGY INC        COM         465790103        130     40,600 SH        DEFINED         1               0     40,600    0
KINGSWAY FINANCIAL        COM         496904103        304     20,100 SH        DEFINED         1               0     20,100    0
LILY ELI & CO             COM         532457108         94      1,404 SH        SOLE                        1,404          0    0
LUCENT TECHNOLOGIES       COM         549463107          0         15 SH        SOLE                           15          0    0
MI DEVELOPMENTS INC       SUB VTG SH  55304X104        634     17,100 SH        DEFINED         1               0     17,100    0
MANULIFE FINANCIAL        COM         56501R106     10,538    217,000 SH        DEFINED         1               0    217,000    0
MASONITE INTL             COM         575384102        723     19,600 SH        DEFINED         1               0     19,600    0
METHANEX                  COM         59151K108        632     43,200 SH        DEFINED         1               0     43,200    0
MERIDIAN GOLD             COM         589975101        568     35,600 SH        DEFINED         1               0     35,600    0
MINEFINDERS CORP LTD      COM         602900102        170     13,000 SH        DEFINED         1               0     13,000    0
MIRAMAR MINING CORP       COM         60466E100        125     53,100 SH        DEFINED         1               0     53,100    0
NABORS INDUSTRIES, INC.   COM         G6359F103      5,442    118,950 SH        SOLE                      118,950          0    0
NAVISTAR INTL CORP        COM         63934E108      1,467     31,997 SH        SOLE                       31,997          0    0
NEUROCHEM                 COM         64125K101        232      8,300 SH        DEFINED         1               0      7,900    0
NORTHGATE EXPL LTD        COM         666416102        231     71,100 SH        DEFINED         1               0     71,100    0
OPEN TEXT CORP.           COM         683715106        566     14,500 SH        DEFINED         1               0     14,500    0
PAN AMERICAN SILVER       COM         697900108        445     19,000 SH        DEFINED         1               0     19,000    0
PETRO CDA                 COM         71644E101      8,931    155,000 SH        DEFINED         1               0    155,000    0
PETROKAZAKHSTAN           COM         71649P902      1,030     27,900 SH        DEFINED         1               0     27,900    0
QLT PHOTOTHERAPEUT        COM         746927102        822     24,700 SH        DEFINED         1               0     24,700    0
QUEBECOR PRINTING         COM         748203106      5,519    227,600 SH        DEFINED         1               0    227,600    0
RANGE RESOURCES           COM         541509303      2,011    165,793 SH        SOLE                      165,793          0    0
RESEARCH IN MOTION        COM         760975102      3,244     26,500 SH        DEFINED         1               0     26,500    0
ROGERS WIRELESS           COM         788087102        177      5,100 SH        DEFINED         1               0      5,100    0
ROYAL BANK OF CDA         COM         788087102     19,003    303,800 SH        DEFINED         1               0    303,800    0
SIERRA WIRELESS           COM         826516106        427      8,900 SH        DEFINED         1               0      8,900    0
SMITHFIELD FOODS          COM         832248108     28,072  1,035,116 SH        SOLE                    1,035,116          0    0
STEINWAY MUSICAL INST.    COM         858495104     12,344    385,153 SH        SOLE                      385,153          0    0
SUNLIFE FINANCIAL         COM         866796105     11,661    331,285 SH        DEFINED         1               0    331,285    0
SUNCOR ENERGY             COM         866796105      5,396    150,000 SH        DEFINED         1               0    150,000    0
TELESYSTEM INTL           COM         879946507        667     44,600 SH        DEFINED         1               0     44,600    0
TESCO                     COM         88157K101        124     12,400 SH        DEFINED         1               0     12,400    0
TESMA INTL                SUB VTG SH  881908107        204      6,500 SH        DEFINED         1               0      6,500    0
THOMSON CORP              COM         88157K101      8,718    215,000 SH        DEFINED         1               0    215,000    0
TLC VISION                COM         872549950        357     23,800 SH        DEFINED         1               0     23,800    0
TORONTO DOMINION BK       COM         891160509     19,891    431,000 SH        DEFINED         1               0    431,000    0
TRANSCANADA CORP          COM         89353D107      4,157    147,000 SH        DEFINED         1               0    147,000    0
VASOGEN                   COM         92232F103        180     22,100 SH        DEFINED         1               0     22,100    0
WHX                       COM         929248409          0         59 SH        SOLE                           59          0    0
WESTCAST INDUSTRIES       COM         950813105         79      2,000 SH        DEFINED         1               0      2,000    0
WHEATON RIVER MINERALS    COM         262902102        912    203,600 SH        DEFINED         1               0    203,600    0
ZARLINK SEMICONDUCTOR     COM         989139100        225     45,500 SH        DEFINED         1               0     45,500    0